Post-Employment Benefits - Summary of Defined Benefit Obligation (Detail) - CAD ($) $ in Millions	Oct. 31, 2020	Oct. 31, 2019
Pension plan [member]
Disclosure of defined benefit plans [line items]
Defined benefit obligation	$ 9,139	$ 8,722
Other post employment benefit plans [member]
Disclosure of defined benefit plans [line items]
Defined benefit obligation	609	671
Canada plan [member] | Pension plan [member]
Disclosure of defined benefit plans [line items]
Defined benefit obligation	8,384	7,982
Canada plan [member] | Pension plan [member] | Active members [member]
Disclosure of defined benefit plans [line items]
Defined benefit obligation	4,362	4,165
Canada plan [member] | Pension plan [member] | Deferred Members [member]
Disclosure of defined benefit plans [line items]
Defined benefit obligation	626	587
Canada plan [member] | Pension plan [member] | Retired Members [member]
Disclosure of defined benefit plans [line items]
Defined benefit obligation	3,396	3,230
Canada plan [member] | Other post employment benefit plans [member]
Disclosure of defined benefit plans [line items]
Defined benefit obligation	568	620
Canada plan [member] | Other post employment benefit plans [member] | Active members [member]
Disclosure of defined benefit plans [line items]
Defined benefit obligation	129	179
Canada plan [member] | Other post employment benefit plans [member] | Retired Members [member]
Disclosure of defined benefit plans [line items]
Defined benefit obligation	$ 439	$ 441